Condensed Financial Information of the Company - Condensed Statements of Cash Flows (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of cash flow statement [Line Items]
Net cash used in operating activities	¥ 245,514	¥ 253,701	¥ 235,089
Net cash generated from investing activities	(106,533)	(194,523)	(142,743)
Net cash used in financing activities	(108,231)	(48,958)	(86,510)
Net increase/(decrease) in cash and cash equivalents	30,750	10,220	5,836
Cash and cash equivalents at beginning of year	90,413	79,842	73,812
Effect of changes in foreign exchange rate	(527)	351	194
Cash and cash equivalents at end of year	120,636	90,413	79,842
Parent [member]
Disclosure of cash flow statement [Line Items]
Net cash used in operating activities	(72)	(69)	(78)
Net cash generated from investing activities	28,840	12,900	9,760
Net cash used in financing activities	(28,913)	(12,813)	(11,964)
Net increase/(decrease) in cash and cash equivalents	(145)	18	(2,282)
Cash and cash equivalents at beginning of year	796	753	3,030
Effect of changes in foreign exchange rate	(97)	25	5
Cash and cash equivalents at end of year	¥ 554	¥ 796	¥ 753